Securities Available-for-Sale - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Security	Dec. 31, 2012	Dec. 31, 2013 Security
Schedule of Available-for-sale Securities [Line Items]
Number of debt securities on which unrealized losses were primarily attributable to changes in interest	35		43
Unrealized losses reclassified out of accumulated other comprehensive income into earnings	$ 0
Carrying values of securities	314,800,000	307,500,000	243,200,000
Net unrealized gains (losses) included in accumulated other comprehensive income (loss), net of tax	4,440,000	10,400,000	(633,000)
Unrealized gains, net of taxes	6,465,000	10,500,000	4,421,000
Unrealized losses, net of taxes	2,025,000	100,000	5,054,000
Unrealized gains, net of tax, reclassified out of accumulated other comprehensive income (loss) into earnings		2,000,000
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired securities			$ 0